Consolidated Statements of Financial Position - GBP (£) £ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Intangible assets	£ 3,960	£ 3,122
Property, plant and equipment	1,109	427
Deferred tax asset	46	47
Total non-current assets	5,115	3,596
Current assets
Prepayments, accrued income and other receivables	4,710	2,354
Current income tax receivable	8,481	4,263
Cash and cash equivalents	51,962	76,972
Total current assets	65,153	83,589
Total assets	70,268	87,185
Capital and reserves
Share capital and share premium	80,840	80,715
Other reserves	62,737	59,692
Accumulated deficit	(80,055)	(58,813)
Total equity attributable to equity holders of the Company	63,522	81,594
Non-current liabilities
Provisions	26	26
Lease liabilities	538
Total non-current liabilities	564	26
Current liabilities
Trade payables	2,412	2,455
Payroll taxes and social security	160	127
Accrued expenditure	3,342	2,983
Lease liabilities	268
Total current liabilities	6,182	5,565
Total liabilities	6,746	5,591
Total equity and liabilities	£ 70,268	£ 87,185